Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	As at December 31,
	2018	2017
Cash on hand	12,874	16,413
Bank deposits	21,013,228	26,034,043
	21,026,103	26,050,456

	As at December 31,
	2018	2017
Renminbi	21,021,141	26,040,572
Hong Kong Dollars	1,971	8,914
United States Dollars	2,991	970
	21,026,103	26,050,456